UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)


                         REGISTRANT'S TELEPHONE NUMBER,
                       INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND                               SEPTEMBER 30, 2010
USFS FUNDS LIMITED DURATION GOVERNMENT FUND                          (UNAUDITED)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 21.8%
                                                     FACE AMOUNT       VALUE
                                                     -----------    ----------
FEDERAL HOME LOAN BANK (FHLB)
     4.720%, 09/20/12 ............................. $ 1,433,861    $ 1,506,002
     3.250%, 07/22/15 (A)..........................     500,000        505,668
     3.000%, 12/10/10 .............................   2,000,000      2,010,684
     3.000%, 08/26/15 (A)..........................     500,000        503,849
     2.000%, 11/20/12 (A)..........................   1,000,000      1,012,454
     1.125%, 09/30/12 (A)..........................   1,000,000      1,000,578
     1.000%, 07/28/11 (A)..........................     500,000        503,842
     1.000%, 09/30/11 (A)..........................   1,000,000      1,001,734
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
     2.000%, 01/15/12 (A)..........................   1,000,000      1,006,390
     2.000%, 02/15/12 (A)..........................   1,000,000      1,004,646
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     3.000%, 05/17/13 (A)..........................   1,000,000      1,003,111
     2.250%, 05/26/11 (A)..........................   1,000,000      1,002,576
     2.250%, 10/19/14 (A)..........................   1,000,000        999,262
     2.000%, 08/25/12 (A)..........................     500,000        501,809
     1.500%, 09/28/12 (A)..........................   1,000,000      1,002,041
     1.250%, 09/17/11 (A)..........................     550,000        549,306
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $15,026,939)............................                 15,113,952
                                                                    -----------

U.S. TREASURY OBLIGATIONS-- 20.0%

U.S. TREASURY NOTE
     1.750%, 07/31/15 .............................   3,000,000      3,072,180
     1.250%, 09/30/15 .............................   5,000,000      4,992,190
     1.000%, 07/15/13 .............................   1,000,000      1,010,940
     0.750%, 08/15/13 .............................   2,000,000      2,007,500
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $11,013,870)............................                 11,082,810
                                                                    -----------

 SMALL BUSINESS ADMINISTRATION (SBA)-- 16.5%

SBA

     7.125%, 06/25/24 (B) .........................      54,459         60,042
     7.100%, 02/01/17 .............................      16,105         17,477
     5.250%, 06/25/14 .............................       2,627          2,737
     4.265%, 05/25/14 (B)..........................     127,031        130,594
     3.875%, 02/25/25 (B)..........................      32,848         35,143
     3.625%, 07/25/16 (B)..........................      76,261         79,861
     3.375%, 09/25/25 (B)..........................      27,211         28,096
     3.125%, 03/25/11 (B)..........................       7,222          7,334
     3.125%, 06/25/25 (B)..........................      13,618         14,319
     2.575%, 11/25/14 (B)..........................     591,070        601,120
     1.625%, 04/25/16 (B)..........................      94,966         94,678
     1.400%, 09/25/32 (B)..........................     897,271        914,583
     1.375%, 07/25/17 (B)..........................      36,709         36,973
     1.250%, 10/25/13 (B)..........................   1,824,066      1,831,724
     1.250%, 03/25/17 (B)..........................       9,732          9,771
     1.125%, 03/25/13 (B)..........................      33,193         33,150
     1.000%, 08/25/18 (B)..........................   1,051,890      1,056,374
     0.950%, 01/25/19 (B)..........................       0,222         30,282
     0.875%, 10/25/21 (B)..........................     434,970        436,491
     0.800%, 05/25/18 (B)..........................   1,169,599      1,167,743
     0.700%, 02/25/30 (B)..........................     412,829        412,738
     0.625%, 03/25/30 (B)..........................     359,199        358,129
     0.600%, 09/25/30 (B)..........................     651,199        648,687
     0.570%, 09/25/31 (B)..........................   1,140,026      1,134,621
                                                                    -----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
     (Cost $9,009,244).............................                  9,142,667
                                                                    -----------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- 15.9%
                                                     FACE AMOUNT/
                                                       SHARES         VALUE
                                                     -----------    ----------
FEDERAL HOME LOAN BANK (FHLB)
     4.770%, 09/20/12 ............................. $ 1,293,223    $ 1,372,438
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
    5.250%, 05/15/17 .............................      802,025        844,899
    4.000%, 06/15/13 .............................      551,575        555,731
    4.000%, 04/01/14 .............................       97,597        100,648
    4.000%, 05/01/14 .............................      903,297        945,187
    4.000%, 10/15/16 (B) .........................      341,254        349,342
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    5.500%, 12/25/14 .............................      898,546        951,185
    4.500%, 05/01/14 .............................      458,647        474,390
    4.500%, 09/25/20 .............................      250,000        259,790
    2.000%, 04/29/13 .............................    1,000,000      1,001,074
    1.630%, 03/25/27 (B)..........................    1,208,279      1,191,001
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
    4.500%, 08/20/19 .............................      324,188        343,740
    4.000%, 12/15/18 .............................      370,585        393,490
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
    (Cost $8,540,339).............................                   8,782,915
                                                                    -----------
CASH EQUIVALENT -- 22.9%

SEI Daily Income Trust Government Fund, Cl A,
    0.060% (C) (Cost $12,676,028) ................   12,676,028     12,676,028
                                                                    -----------
TOTAL INVESTMENTS--102.6%
    (Cost $56,266,420)+...........................                 $56,798,372
                                                                   ============


Percentages are based on Net Assets of $55,347,018.

+ At September 30, 2010, the tax basis cost of the Fund's investments was $56,266,420 and the unrealized appreciation and depreciation were $542,970 and ($11,018), respectively.

(A) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2010. The coupon on a step bond changes on a specified date.
(B) Variable rate security - Rate disclosed is the rate in effect on September 30, 2010.
(C) The rate reported is the 7-day effective yield as of September 30, 2010. CL -- CLASS

The summary of inputs used to value the Fund's net assets as of September 30, 2010 is as follows:

  INVESTMENTS IN SECURITIES                  LEVEL 1         LEVEL 2      LEVEL 3     TOTAL
-------------------------------------    --------------------------------------------------------

 U.S. Government Agency Obligations        $         --   $  15,113,952    $  --   $  15,113,952
 U.S. Treasury Obligations                           --      11,082,810       --      11,082,810
 Small Business Administration                       --       9,142,667       --       9,142,667
 U.S. Government Agency
      Mortgage-Backed Obligations                    --       8,782,915       --       8,782,915
 Cash Equivalent                             12,676,028              --       --      12,676,028
                                          -------------   -------------  --------  -------------
 Total Investments in Securities           $ 12,676,028   $  44,122,344    $  --   $  56,798,372
                                          =============   =============  ========  =============


For the period ending September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND                               SEPTEMBER 30, 2010
USFS FUNDS TACTICAL ASSET ALLOCATION FUND                            (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS-- 61.8%
                                                          Shares        Value
                                                         ---------   -----------

SPDR TRUST SERIES 1 ...............................         88,150  $10,059,678
THE ENERGY SELECT SECTOR SPDR .....................          4,000      224,240
ULTRA S&P500 PROSHARES ............................         30,175    1,187,688
ULTRAPRO S&P 500 PROSHARES ........................         16,890    2,580,116
WISDOMTREE MIDCAP DIVIDEND ........................         13,750      643,500
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
     (Cost $13,976,615)............................                  14,695,222
                                                                    ------------
COMMON STOCK-- 37.4%

CONSUMER DISCRETIONARY-- 4.2%
HOME DEPOT.........................................         15,000      475,200
MCDONALD'S (A).....................................          6,900      514,119
                                                                    ------------
                                                                        989,319
                                                                    ------------
CONSUMER STAPLES-- 10.2%
COCA-COLA (A)......................................          8,700      509,124
FLOWERS FOODS......................................         18,800      466,992
KIMBERLY-CLARK.....................................          7,600      494,380
PEPSICO(A).........................................          7,300      485,012
SYSCO..............................................         16,300      464,876
                                                                    ------------
                                                                      2,420,384
                                                                    ------------
HEALTH CARE-- 6.0%
BRISTOL-MYERS SQUIBB (A)...........................         18,500      501,535
ELI LILLY..........................................         12,750      465,758
JOHNSON & JOHNSON (A)..............................          7,300      452,308
                                                                    ------------
                                                                      1,419,601
                                                                    ------------
INDUSTRIALS-- 4.1%
3M (A).............................................          5,900      511,589
GENERAL DYNAMICS (A)...............................          7,400      464,794
                                                                    ------------
INFORMATION TECHNOLOGY-- 3.7%
AUTOMATIC DATA PROCESSING..........................         11,000      462,330
INTEL..............................................         22,000      423,060
                                                                        885,390
                                                                    ------------
TELECOMMUNICATION SERVICES-- 2.3%
VERIZON COMMUNICATIONS.............................         16,600      540,994
                                                                    ------------
UTILITIES-- 6.9%
DUKE ENERGY........................................         13,000      230,230
PINNACLE WEST CAPITAL..............................          5,700      235,239
PORTLAND GENERAL ELECTRIC..........................         11,700      237,276
PROGRESS ENERGY....................................          5,300      235,426
SOUTHERN...........................................          6,200      230,888
UIL HOLDINGS.......................................          8,600      242,176
WESTAR ENERGY......................................          9,800      237,454
                                                                    ------------
                                                                      1,648,689
                                                                    ------------

TOTAL COMMON STOCK
     (Cost $8,541,259).............................                   8,880,760
                                                                    ------------

 CASH EQUIVALENT -- 0.5%

                                                          SHARES/
                                                         CONTRACTS      VALUE
                                                         ---------   -----------

SEI Daily Income Trust Government Fund, Cl A,
     0.060% (B) (Cost $124,631) ...................        124,631  $   124,631
                                                                    ------------
TOTAL INVESTMENTS--99.7%
     (Cost $22,642,505)+...........................                 $23,700,613
                                                                    ============

WRITTEN OPTIONS (C)-- (0.9%)
3M CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $90.00.............................           (20)  $    (2,980)
BRISTOL-MYERS SQUIBB CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $28.00.............................           (50)       (2,300)
COCA-COLA CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $60.00.............................           (25)       (1,750)
GENERAL DYNAMICS CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $65.00.............................           (25)       (3,125)
JOHNSON & JOHNSON CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $62.50.............................           (25)       (2,825)
MCDONALD'S CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $75.00.............................           (25)       (4,150)
PEPSICO  CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $67.50.............................           (25)       (2,900)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $110.00.............................         (200)      (96,200)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $112.00.............................          (50)      (16,000)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $113.00.............................          (50)      (12,300)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $114.00.............................          (30)       (5,790)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $115.00.............................         (200)      (26,800)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $116.00.............................         (200)      (17,600)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 11/20/10,
   STRIKE PRICE $118.00.............................         (100)      (17,600)
                                                                    ------------
TOTAL WRITTEN OPTIONS
     (Premiums Received $133,308)..................                 $  (212,320)
                                                                    ============


Percentages are based on Net Assets of $23,777,649.

+ At September 30, 2010, the tax basis cost of the Fund's investments was $22,642,505 and the unrealized appreciation and depreciation were $1,205,022 and ($146,914), respectively.
(A)   Underlying security for a written call option.
(B)   The rate reported is the 7-day effective yield as of September 30, 2010.
(C)   Non-income producing security.

CL -- CLASS
ETF-- EXCHANGE TRADED FUND
S&P-- STANDARD & POOR'S
SPDR--STANDARD & POOR'S DEPOSITARY RECEIPT

As of September 30, 2010, all of the Fund's investments were considered Level 1 in accordance with ASC 820.

For the period ending September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /S/:PHILIP T. MASTERSON
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: November 24, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /S/:PHILIP T. MASTERSON
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date:  November 24, 2010

By (Signature and Title)                /S/:MICHAEL LAWSON
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: November 24, 2010